Employee Benefit Plans - Schedule of Obligations and Funded Status (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in projected benefit obligation:
Beginning balance		$ 38,661	$ 36,957
Service cost		1,491	1,692	$ 1,614
Interest cost		1,174	1,072	1,127
Actuarial loss		(11,301)	(232)
Benefits paid		(894)	(828)
Ending balance		$ 29,131	$ 38,661	36,957
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other	Other
Change in plan assets:
Fair value, beginning balance		$ 37,416	$ 30,084
Actual return on plan assets		(6,475)	7,278
Employer contribution	$ 1,000	1,000	1,000
Expenses paid		(115)	(118)
Benefits paid		(894)	(828)
Fair value, ending balance		30,932	37,416	$ 30,084
Funded status at end of year		1,801	(1,245)
Accumulated benefit obligation		24,265	30,690
Amounts recognized in the statement of financial position consist of the following:
Non-current assets		1,801	0
Current liabilities		0	0
Non-current liabilities		0	(1,245)
Net asset (liability) at end of year		$ 1,801	$ (1,245)